Advance to Suppliers (Tables)	6 Months Ended
Mar. 31, 2023
Advance to Suppliers [Abstract]
Schedule of Advances to Suppliers Net	Advances to suppliers consist of the following:
	March 31, 2023	September 30, 2022
Advances to suppliers for inventory raw material purchase	$207,719	$16,701
Less: allowance for doubtful accounts	-	-
Advances to suppliers	$207,719	$16,701